OTHER INFORMATION	12 Months Ended
Dec. 31, 2012
Other Information
OTHER INFORMATION
OTHER INFORMATION

Quarterly Data (Unaudited)

The following tables set forth unaudited summary financial results on a quarterly basis for the most recent two years. The results for the quarter ended June 30, 2012, have been restated on Form 10-Q/A.

	Quarter Ended
	March 31,	June 30,	September 30,	December 31,	Year Ended
	2012
	(in thousands)
Total revenue	$42,329	$42,458	$49,611	$64,462	$198,860
Loss from operations (1)	(16,962)	(23,394)	(17,449)	(103,471)	(161,276)
Income from discontinued operations, net of tax	5,101	2,416	4,908	4,856	17,281
Gain on sale of discontinued operations, net of tax	2,409	—	—	—	2,409
Net loss attributable to Magnum Hunter Resources Corporation	(12,458)	(14,503)	(32,463)	(73,284)	(132,708)
Net loss attributable to common shareholders	$(17,052)	$(22,708)	$(42,283)	$(85,371)	$(167,414)
Basic and diluted loss per common share	$(0.13)	$(0.15)	$(0.25)	$(0.54)	$(1.07)

	2011
Total revenue	$11,884	$23,709	$24,271	$33,577	$93,441
Loss from operations	(2,973)	(16,871)	(16,657)	(33,428)	(69,929)
Income from discontinued operations, net of tax	285	1,873	2,167	2,907	7,232
Net loss attributable to Magnum Hunter Resources Corporation	(6,690)	(15,040)	2,000	(56,931)	(76,661)
Net loss attributable to common shareholders	$(9,298)	$(18,497)	$(1,952)	$(60,921)	$(90,668)
Basic and diluted loss per common share	$(0.12)	$(0.16)	$(0.01)	$(0.51)	$(0.80)

See "Oil and Gas Properties - Capitalized Costs" and "Exploration and Abandonment Costs," in "Note 3 - Summary of Significant Accounting Policies" for a discussion of proved and unproved property impairments.

1.
The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.

Segment Reporting

The following tables set forth operating activities by segment for the years ended December 31, 2012, 2011, and 2010.

	For the Year Ended December 31, 2012 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$133,727	$39,556	$—	$—	$—	$—	$173,283
Gas transportation, gathering and processing	—	—	15,469	—	—	(2,429)	13,040
Oil field services	—	—	—	13,552	—	(1,219)	12,333
Gain (loss) on sale of assets and other revenue	363	(35)	473	(600)	—	3	204
Total revenue	134,090	39,521	15,942	12,952	—	(3,645)	198,860
Lease operating expenses	44,111	5,163	—	—	—	(3,590)	45,684
Severance taxes and marketing	8,416	2,371	—	—	—	—	10,787
Exploration and abandonments	80,375	36,841	—	—	—	—	117,216
Gas transportation, gathering and processing	—	—	7,908	—	—	120	8,028
Oil field services	—	—	—	10,420	—	(383)	10,037
Impairment of proved oil and gas properties	3,839	257	—	—	—	—	4,096
Depreciation, depletion, and accretion	65,041	27,461	5,963	967	—	468	99,900
General and administrative	30,680	2,043	3,798	418	27,137	312	64,388
Total expenses	232,462	74,136	17,669	11,805	27,137	(3,073)	360,136
Operating income (loss)	(98,372)	(34,615)	(1,727)	1,147	(27,137)	(572)	(161,276)
Interest income	200	3,096	—	—	3,483	(6,549)	230
Interest expense	(13,282)	(1,724)	(758)	(327)	(41,022)	5,267	(51,846)
Gain on derivative contracts	129	—	8,692	—	13,418	—	22,239
Other	2,745	2	(546)	(155)	—	—	2,046
Total other income (expense)	(10,208)	1,374	7,388	(482)	(24,121)	(1,282)	(27,331)
Income (loss) from continuing operations before income tax	(108,580)	(33,241)	5,661	665	(51,258)	(1,854)	(188,607)
Income tax benefit	23,977	8,219	—	—	—	—	32,196
Loss from continuing operations	(84,603)	(25,022)	5,661	665	(51,258)	(1,854)	(156,411)
Income from discontinued operations	17,051	—	—	230	—	—	17,281
Gain on sale of discontinued operations	2,409	—	—	—	—	—	2,409
Net income (loss)	(65,143)	(25,022)	5,661	895	(51,258)	(1,854)	(136,721)
Loss (income) attributable to non-controlling interest	4,173	—	(160)	—	—	—	4,013
Net income (loss) attributable to Magnum Hunter Resources Corporation	$(60,970)	$(25,022)	$5,501	$895	$(51,258)	$(1,854)	$(132,708)
Dividends on preferred stock	—	—	(11,864)	—	(22,842)	—	(34,706)
Net income (loss) attributable to common shareholders	$(60,970)	$(25,022)	$(6,363)	$895	$(74,100)	$(1,854)	$(167,414)
Total segment assets	$1,602,022	$392,918	$245,207	$23,810	$93,612	$(158,937)	$2,198,632
Segment capital expenditures	$417,431	$84,536	$57,010	$8,828	$805	$—	$568,610

	For the Year Ended December 31, 2011 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$75,235	$10,731	$—	$—	$—	$—	$85,966
Gas transportation, gathering and processing	—	—	1,978	—	—	(1,484)	494
Oil field services	—	—	—	9,417	—	(2,268)	7,149
Gain (loss) on sale of assets and other revenue	(726)	36	513	9	—	—	(168)
Total revenue	74,509	10,767	2,491	9,426	—	(3,752)	93,441
Lease operating expenses	25,839	1,813	—	—	—	(2,196)	25,456
Severance taxes and marketing	5,894	588	—	—	—	—	6,482
Exploration and abandonments	2,605	40	—	—	—	—	2,645
Gas transportation, gathering and processing	—	—	373	—	—	—	373
Oil field services	—	—	—	8,315	—	(1,556)	6,759
Impairment of proved oil and gas properties	21,792	—	—	—	—	—	21,792
Depreciation, depletion, and accretion	28,573	6,055	1,789	544	—	—	36,961
General and administrative	8,883	1,914	850	461	50,794	—	62,902
Total expenses	93,586	10,410	3,012	9,320	50,794	(3,752)	163,370
Operating income (loss)	(19,077)	357	(521)	106	(50,794)	—	(69,929)
Interest income	15	2,062	—	—	4	(2,054)	27
Interest expense	(2,315)	13	(1,674)	(183)	(9,879)	2,054	(11,984)
Loss on derivative contracts	—	—	—	—	(6,346)	—	(6,346)
Other	1,606	(5)	—	—	—	—	1,601
Total other income (expense)	(694)	2,070	(1,674)	(183)	(16,221)	—	(16,702)
Income (loss) from continuing operations before income tax	(19,771)	2,427	(2,195)	(77)	(67,015)	—	(86,631)
Income tax benefit	2,862	125	—	—	—	—	2,987
Loss from continuing operations	(16,909)	2,552	(2,195)	(77)	(67,015)	—	(83,644)
Income from discontinued operations	4,255	—	—	2,977	—	—	7,232
Net income (loss)	(12,654)	2,552	(2,195)	2,900	(67,015)	—	(76,412)
Net income attributable to non-controlling interest	(249)	—	—	—	—	—	(249)
Net income (loss) attributable to Magnum Hunter Resources Corporation	(12,903)	2,552	(2,195)	2,900	(67,015)	—	(76,661)
Dividends on preferred stock	—	—	—	—	(14,007)	—	(14,007)
Net income (loss) attributable to common shareholders	$(12,903)	$2,552	$(2,195)	$2,900	$(81,022)	$—	$(90,668)
Total segment assets	$797,674	$349,410	$83,847	$17,045	$47,839	$(127,055)	$1,168,760
Segment capital expenditures	$202,818	$18,493	$54,748	$6,494	$9,389	$—	$291,942

	For the Year Ended December 31, 2010 (in thousands)
	U.S. Upstream	Canadian Upstream	Midstream	Oil Field Services	Corporate Unallocated	Intersegment Eliminations	Total
Oil and gas sales	$26,974	$—	$—	$—	$—	$—	$26,974
Gas transportation, gathering and processing	—	—	334	—	—	(171)	163
Oil field services	—	—	—	3,388	—	(2,166)	1,222
Gain (loss) on sale of assets and other revenue	168	—	80	2	—	—	250
Total revenue	27,142	—	414	3,390	—	(2,337)	28,609
Lease operating expenses	10,868	—	—	—	—	(190)	10,678
Severance taxes and marketing	2,347	—	—	—	—	—	2,347
Exploration and abandonments	942	—	—	—	—	—	942
Gas transportation, gathering and processing	—	—	214	—	—	—	214
Oil field services	—	—	—	3,419	—	(2,147)	1,272
Impairment of proved oil and gas properties	306	—	—	—	—	—	306
Depreciation, depletion, and accretion	7,780	—	45	364	—	—	8,189
General and administrative	1,724	—	71	143	22,835	—	24,773
Total expenses	23,967	—	330	3,926	22,835	(2,337)	48,721
Operating income (loss)	3,175	—	84	(536)	(22,835)	—	(20,112)
Interest income	20	—	—	—	41	—	61
Interest expense	(23)	—	—	(149)	(3,412)	—	(3,584)
Gain (loss) on derivative contracts	(6)	—	—	—	820	—	814
Other	9	—	—	—	—	—	9
Total other expense	—	—	—	(149)	(2,551)	—	(2,700)
Income (loss) from continuing operations before income tax	3,175	—	84	(685)	(25,386)	—	(22,812)
Income from discontinued operations	1,928	—	—	553	—	—	2,481
Gain on sale of discontinued operations	6,660	—	—	—	—	—	6,660
Net income (loss)	11,763	—	84	(132)	(25,386)	—	(13,671)
Net (income) loss attributable to non-controlling interest	(129)	—	—	—	—	—	(129)
Net income (loss) attributable to Magnum Hunter Resources Corporation	11,634	—	84	(132)	(25,386)	—	(13,800)
Dividends on preferred stock	—	—	—	—	(2,467)	—	(2,467)
Net income (loss) attributable to common shareholders	11,634	—	84	(132)	(27,853)	—	(16,267)
Total segment assets	$189,072	$—	$33,060	$7,253	$19,582	$—	$248,967
Segment capital expenditures	$60,042	$—	$18,274	$1,762	$—	$—	$80,078

The US and Canadian Upstream, Midstream, and Oil Field Services functions best define the operating segments of the Company that are reported separately. The factors used to identify these reportable segments are based on the nature of the operations that are undertaken by each segment. The Upstream segment is organized and operates to explore for and produce crude oil, natural gas, and natural gas liquids. The Company has significant operations in the United States and Canada in the Upstream segment. The Midstream segment operates a network of pipelines that gathers natural gas and provides certain natural gas treating and other services. The Oil Field Services segment is organized and operates to sell services to third-party exploration and production companies. These are broadly understood as segments across the petroleum industry.

These functions have been defined as the operating segments of the Company because they are the segments (1) that engage in business activities from which revenues are earned and expenses are incurred; (2) whose operating results are regularly reviewed by the Company's chief executive officer to make decisions about resources to be allocated to the segment and assess its performance; and (3) for which discrete financial information is available.

The US Upstream segment comprises the following subsidiaries: Eagle Ford Hunter, Inc, Triad Hunter, LLC, Bakken Hunter, LLC, Williston Hunter, Inc., Williston Hunter ND, LLC, PRC Williston, LLC, Magnum Hunter Production, Inc. and the interests of Magnum Hunter Production, Inc. in various managed drilling partnerships, Sentra Corporation, Energy Hunter Securities, Inc., and Hunter Real Estate, LLC. The Magnum Hunter Resources Corporation parent company's oil and gas production activity is included in the US Upstream segment, and the activity that is related to the enterprise-wide operations, such as interest expense, general and administrative expense, gain (loss) on derivatives, dividends on preferred stock, and interest expense are classified as corporate unallocated activity. The Canadian Upstream segment comprises Williston Hunter Canada, Inc. The Midstream segment comprises Eureka Hunter Holdings, LLC and its subsidiaries, Eureka Hunter Pipeline, LLC and TransTex Hunter, LLC, as well as Magnum Hunter Marketing, LLC. The Oil Field Services segment comprises Alpha Hunter Drilling, LLC. The income from discontinued operations related to Hunter Disposal, LLC, which was sold in February 2012, is classified in Oil Field Services.

Supplemental Oil and Gas Disclosures (Unaudited)

The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Purchase of non-producing leases	$414,037	$397,947	$46,683
Purchase of producing properties	159,290	226,634	53,116
Exploration costs	165,789	112,606	43,466
Development costs	262,486	101,151	13,641
Asset retirement obligation	407	5,390	2,171
	$1,002,009	$843,728	$159,077

Oil and Gas Reserve Information

Proved oil and gas reserve quantities are based on estimates prepared by Magnum Hunter’s third party reservoir engineering firms Cawley, Gillespie, & Associates, Inc. in 2012, and Cawley, Gillespie, & Associates, Inc. and AJM Deloitte in 2011. There are numerous uncertainties inherent in estimating quantities of proved reserves and projecting future rates of production and timing of development expenditures. The following reserve data only represent estimates and should not be construed as being exact.

Total Proved Reserves	Crude Oil and Liquids	Natural Gas
	(mbbl)	(mmcf)
Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchases of reserves in place	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sales of reserves in place	(1,507)	(5,298)
Production	(384)	(1,227)
Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,494
Purchases of reserves in place	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sales of reserves in place	(215)	(11)
Production	(869)	(6,854)
Balance December 31, 2011	21,709	139,237
Extensions, discoveries and other additions	3,415	544
Revisions of previous estimates	12,568	25,644
Purchases of reserves in place	10,613	12,082
Sales of reserves in place	(10)	(63)
Production	(2,343)	(14,824)
Balance December 31, 2012	45,952	162,620
Developed reserves, included above:
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198
December 31, 2012	22,617	125,526

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves and the changes in standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves were prepared in accordance with provisions of ASC 932, Extractive Activities - Oil and Gas. Future cash inflows at December 31, 2012, 2011, and 2010 were computed by applying the unweighted, arithmetic average of the closing price on the first day of each month for the 12-month period prior to December 31, 2012, 2011, and 2010 to estimated future production. Future production and development costs are computed by estimating the expenditures to be incurred in developing and producing the proved oil and natural gas reserves at year-end, based on year-end costs and assuming continuation of existing economic conditions.

Future income tax expenses are calculated by applying appropriate year-end tax rates to future pretax net cash flows relating to proved oil and natural gas reserves, less the tax basis of properties involved. Future income tax expenses give effect to permanent differences, tax credits and loss carry forwards relating to the proved oil and natural gas reserves. Future net cash flows are discounted at a rate of 10% annually to derive the standardized measure of discounted future net cash flows. This calculation procedure does not necessarily result in an estimate of the fair market value of our oil and natural gas properties.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Future cash inflows	$4,248,384	$2,409,249	$709,788
Future production costs	(1,520,260)	(765,048)	(253,544)
Future development costs	(603,809)	(330,007)	(77,216)
Future income tax expense	(230,500)	(253,721)	(88,233)
Future net cash flows	1,893,815	1,060,473	290,795
10% annual discount for estimated timing of cash flows	(1,046,162)	(586,077)	(162,836)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

Future cash flows as shown above were reported without consideration for the effects of commodity derivative transactions outstanding at each period end.

Changes in Standardized Measure of Discounted Future Net Cash Flows
The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$474,396	$127,959	$47,388
Net changes in prices and production costs	13,647	49,498	17,133
Changes in estimated future development costs	(391,318)	(167,399)	(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)	(71,724)	(19,054)
Net changes due to extensions, discoveries, and improved recovery	60,468	110,316	51,022
Net changes due to revisions of previous quantity estimates (1)	290,500	235,163	(355)
Previously estimated development costs incurred during the period	245,168	24,740	25,020
Accretion of discount	85,377	27,029	2,740
Purchase of minerals in place	217,791	234,336	112,406
Sale of minerals in place	(354)	(3,726)	(23,837)
Changes in timing and other (2)	22,436	824	(1,863)
Net change in income taxes	8,926	(92,620)	(31,691)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

1.
The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 mbbls of oil and natural gas liquids and 25,644 mmcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 mbbls of oil and natural gas liquids and 40,494 mmcf of natural gas.

2.
The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.

The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows:

	2012	2011	2010
Oil (per bbl)	$88.37	$96.19	$79.43
Natural gas liquids (per bbl)	$53.94	$44.25	$—
Gas (per mcf)	$3.08	$4.11	$4.37